Common Stock and Related Matters (Tables)	12 Months Ended
Dec. 31, 2015
Common Stock and Related Matters [Abstract]
Dividends Declared and/or Paid

The following table details the dividends declared and/or paid by us for the years ended December 31, 2015, 2014 and 2013:

Three Months Ended	Date Paid	Total Dividend Declared	Amount of Dividend Paid	Accrued Dividends (1)	Dividend Declared per Share of Common Stock
(In millions, except per share amounts)
2015
December 31, 2015	February 9, 2016	$51.7	$51.0	$0.7	$0.91000
September 30, 2015	November 16, 2015	51.3	51.0	0.3	0.91000
June 30, 2015	August 17, 2015	49.2	49.0	0.2	0.87500
March 31, 2015	May 18, 2015	46.6	46.4	0.2	0.83000

2014
December 31, 2014	February 17, 2015	32.8	32.6	0.2	0.77500
September 30, 2014	November 17, 2014	31.0	30.8	0.2	0.73250
June 30, 2014	August 15, 2014	29.2	29.0	0.2	0.69000
March 31, 2014	May 16, 2014	27.4	27.2	0.2	0.64750

2013
December 31, 2013	February 18, 2014	25.6	25.5	0.1	0.60750
September 30, 2013	November 15, 2013	24.1	23.7	0.4	0.57000
June 30, 2013	August 15, 2013	22.5	22.1	0.4	0.53250
March 31, 2013	May 16, 2013	21.0	20.6	0.4	0.49500

(1)	Represents accrued dividends on restricted stock and restricted stock units that are payable upon vesting.